CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (519,634)	$ (74,640)	¥ (833,409)	¥ (397,234)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Depreciation of property, plant and equipment	77,859	11,184	57,696	20,545
Amortization of intangible assets	34,938	5,019	32,749	23,644
Foreign exchange loss (gain)	(243)	(35)	7,621
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	104,589	15,023	131,748	70,336
Loss on extinguishment of convertible notes			900
Loss (gain) on disposal of property, plant and equipment	7,938	1,140	(266)	350
Share-based compensation	230,440	33,101	374,957	55,835
Deferred income taxes	(7,930)	(1,139)	(8,943)	(5,822)
Changes in operating assets and liabilities:
Inventories	(2,144)	(308)	723	(44)
Prepaid expenses and other current assets	23,884	3,431	(48,772)	(32,545)
Amounts due from related parties			113	(104)
Deferred revenue	(16,407)	(2,357)	(32,052)	200,647
Accrued expenses and other current liabilities	138,173	19,844	(10,267)	140,261
Income tax payable	5,493	789	5,733	7,097
Amount due to related parties	(53,042)	(7,619)	230,657	788
Franchise deposits	770	111	(2,093)	(3,488)
Net cash generated from (used in) operating activities	24,684	3,544	(92,905)	80,266
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired	(104,534)	(15,015)	(73,208)	(564,998)
Purchase of property, plant and equipment	(115,545)	(16,597)	(83,709)	(64,706)
Loans to a third party	(191,230)	(27,468)
Net cash used in investing activities	(411,309)	(59,080)	(156,917)	(629,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of businesses	(147,592)	(21,200)
Proceeds from IPO (net of IPO expenses)			799,208
Proceeds from convertible notes				461,206
Proceeds from promissory notes			50,000	168,180
Repayments of promissory notes	(190,000)	(27,292)
Repurchase of convertible redeemable preferred shares			(180,000)
Loans from third parties	547,038	78,577	139,500
Repayments to third parties loans	(212,700)	(30,552)	(83,802)
Borrowings from banks	449,600	64,581	110,873
Repayments of bank borrowings	(242,100)	(34,775)	(4,273)
Net cash generated from financing activities	204,246	29,339	831,506	629,386
Effect of exchange rate changes	6,432	924	48,131	3,696
Net increase (decrease) in cash and cash equivalents, and restricted cash	(175,947)	(25,273)	629,815	83,644
Cash and cash equivalents, and restricted cash at beginning of the year	818,977	117,639	189,162	105,518
Cash and cash equivalents, and restricted cash at end of the year	643,030	92,366	818,977	189,162
Supplemental schedule of cash flow information
Income taxes paid	14,625	2,101	8,532	1,161
Interest paid	60,528	8,694	55,098	2,998
Acquisition consideration payable	376,187	54,036	48,128	68,199
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	256,763	36,882	778,006	164,684
Restricted cash	386,267	55,484	40,971	24,478
Cash and cash equivalents, and restricted cash at end of the year	¥ 643,030	$ 92,366	¥ 818,977	¥ 189,162